UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2008
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew R. McCarroll
Title:     General Counsel
Phone:     901-761-2474

Signature, Place, and Date of Signing:

/s/Andrew R. McCarroll          Memphis, Tennessee            02/13/2009
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   		1

Form 13F Information Table Entry Total:        		      102

Form 13f Information Table Value Total:                  17545956
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aon Corporation                COM              037389103     7076   154900 SH       Sole                   154900
                                                               228     5000 SH       Other                    5000
CEMEX S.A.B. de C.V. ADR       COM              151290889   558832 61141386 SH       Sole                 50589683          10551703
                                                            329193 36016722 SH       Defined 01           36016722
                                                               370    40450 SH       Other                   40450
Chesapeake Energy Corporation  COM              165167107   669199 41385228 SH       Sole                 35033845           6351383
                                                            385851 23862125 SH       Defined 01           23862125
                                                               501    31000 SH       Other                   31000
Clearwater Paper Corp.         COM              18538R103     3607   429902 SH       Defined 01             429902
Del Monte  Foods Company       COM              24522P103     1661   232663 SH       Sole                                     232663
                                                             87693 12282000 SH       Defined 01           12282000
Dell Inc.                      COM              24702R101   906346 88510372 SH       Sole                 72824275          15686097
                                                            594301 58037212 SH       Defined 01           58037212
                                                               540    52700 SH       Other                   52700
Dillard's Inc.                 COM              254067101      603   152000 SH       Sole                                     152000
                                                             35931  9050748 SH       Defined 01            9050748
DineEquity Inc                 COM              254423106     2767   239400 SH       Sole                   127000            112400
                                                             34427  2978100 SH       Defined 01            2978100
DIRECTV Group Inc.             COM              25459L106   513919 22432100 SH       Sole                 17962000           4470100
                                                            227061  9911000 SH       Defined 01            9911000
                                                               277    12108 SH       Other                   12108
Discovery Communications Inc.  COM              25470F104      617    43550 SH       Sole                                      43550
                                                             47230  3335458 SH       Defined 01            3335458
Discovery Communications Serie COM              25470F302      778    58135 SH       Sole                                      58135
                                                             29179  2179133 SH       Defined 01            2179133
EBay Inc.                      COM              278642103   581793 41675746 SH       Sole                 35203084           6472662
                                                            272368 19510566 SH       Defined 01           19510566
                                                               378    27100 SH       Other                   27100
EnCana Corporation             COM              292505104    39531   850500 SH       Sole                   850500
                                                             27888   600000 SH       Defined 01             600000
Everest Re Group Ltd.          COM              G3223R108   259357  3406313 SH       Sole                  2830000            576313
                                                            117339  1541100 SH       Defined 01            1541100
Fair Isaac Corporation         COM              303250104     1720   102000 SH       Sole                                     102000
                                                            119308  7076400 SH       Defined 01            7076400
FedEx Corporation              COM              31428X106   318052  4957942 SH       Sole                  4146842            811100
                                                            212353  3310261 SH       Defined 01            3310261
                                                               378     5900 SH       Other                    5900
Ingersoll-Rand Company Limited COM              G4776G101   513410 29591348 SH       Sole                 24447457           5143891
                                                            102139  5887000 SH       Defined 01            5887000
Kyocera Corporation ADR        COM              501556203     5355    74000 SH       Sole                    30000             44000
Level 3 Communications Inc.    COM              52729N100   167119 238741074 SH      Sole                193604427          45136647
                                                            144234 206048754 SH      Defined 01          206048754
                                                                26    37000 SH       Other                   37000
Liberty Media Corp Entertainme COM              53071M500  1285260 73527474 SH       Sole                 63096242          10431232
                                                            707238 40459818 SH       Defined 01           40459818
                                                               935    53500 SH       Other                   53500
Liberty Media Corporation Inte COM              53071M104   198070 63484043 SH       Sole                 52053002          11431041
                                                            119462 38289181 SH       Defined 01           38289181
                                                               139    44500 SH       Other                   44500
Markel Corporation             COM              570535104     1863     6231 SH       Sole                                       6231
                                                            106907   357549 SH       Defined 01             357549
Marriott International Inc.    COM              571903202   292062 15016053 SH       Sole                 12113053           2903000
                                                            203440 10459632 SH       Defined 01           10459632
                                                               194    10000 SH       Other                   10000
Pioneer Natural Resources Comp COM              723787107   166436 10286557 SH       Sole                  8043057           2243500
                                                            204874 12662200 SH       Defined 01           12662200
                                                               259    16000 SH       Other                   16000
Potlatch Corporation           COM              737630103    39136  1504658 SH       Defined 01            1504658
Royal Philips Electronics ADR  COM              500472303   448517 22572579 SH       Sole                 19637695           2934884
                                                            108450  5458000 SH       Defined 01            5458000
                                                               397    20000 SH       Other                   20000
Ruddick Corporation            COM              781258108     1357    49079 SH       Sole                                      49079
                                                             85921  3107459 SH       Defined 01            3107459
Service Corporation Internatio COM              817565104     1134   228100 SH       Sole                                     228100
                                                             70833 14252178 SH       Defined 01           14252178
Sun Microsystems Inc.          COM              866810203   388213 101626393 SH      Sole                 83577493          18048900
                                                            204278 53476000 SH       Defined 01           53476000
                                                               274    71650 SH       Other                   71650
                                                             19100  5000000 SH  CALL Defined 01            5000000
Symantec Corporation           COM              871503108   497752 36815979 SH       Sole                 32756588           4059391
                                                               554    41000 SH       Other                   41000
Telephone and Data Systems Inc COM              879433100    49400  1555900 SH       Sole                  1321100            234800
                                                             48603  1530800 SH       Defined 01            1530800
                                                               190     6000 SH       Other                    6000
Telephone and Data Systems Inc COM              879433860   274533  9769847 SH       Sole                  7970510           1799337
                                                            159220  5666200 SH       Defined 01            5666200
                                                               169     6000 SH       Other                    6000
Texas Industries Inc.          COM              882491103     1880    54500 SH       Sole                                      54500
                                                             86736  2514100 SH       Defined 01            2514100
The Washington Post Company    COM              939640108    32699    83791 SH       Sole                    78505              5286
                                                            137433   352167 SH       Defined 01             352167
tw telecom inc.                COM              87311L104     5065   598008 SH       Sole                   300000            298008
                                                            124786 14732670 SH       Defined 01           14732670
Walgreen Co.                   COM              931422109   297805 12071560 SH       Sole                  8901560           3170000
                                                            283924 11508872 SH       Defined 01           11508872
Walt Disney Company            COM              254687106   733849 32342408 SH       Sole                 25874823           6467585
                                                            277932 12249100 SH       Defined 01           12249100
                                                               658    29000 SH       Other                   29000
Wendy's/Arby's Group Inc.      COM              950587105    89641 18146008 SH       Defined 01           18146008
Willis Group Holdings Limited  COM              G96655108    62946  2530000 SH       Sole                  2310000            220000
                                                            176996  7114000 SH       Defined 01            7114000
Worthington Industries Inc.    COM              981811102     1404   127400 SH       Sole                                     127400
                                                             72523  6581000 SH       Defined 01            6581000
Yum! Brands Inc.               COM              988498101   488820 15518110 SH       Sole                 13191786           2326324
                                                            512822 16280056 SH       Defined 01           16280056
                                                               819    26000 SH       Other                   26000
Fairfax Financial Holdings Lim COM              303901102   503362  1593335 SH       Sole                  1300650            292685
                                                            417129  1320374 SH       Defined 01            1320374
Level 3 Communications Inc. Co CONV             52729NBM1    96290 100062000 PRN     Defined 01          100062000
Level 3 Communications, Inc. C CONV             52729NAS9    28000 40000000 PRN      Defined 01           40000000
General Motors Series B Conv.  CONV             370442733    50305 14623500 PRN      Sole                 11604000           3019500
                                                             56017 16284100 PRN      Defined 01           16284100